Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.10%	5.90%	14.20%
Combined Ratio	95.90%	94.10%	85.80%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	3.80%	3.40%	12.30%
Combined Ratio	96.20%	96.60%	87.70%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	4.20%	4.70%	12.30%
Combined Ratio	95.80%	95.30%	87.70%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	4.00%	4.60%	13.20%
Combined Ratio	96.00%	95.40%	86.80%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	8.90%	11.10%	13.00%
Combined Ratio	91.10%	88.90%	87.00%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	(10.50%)	(15.30%)	(7.10%)
Combined Ratio	110.50%	115.30%	107.10%
Combined ratio amortization points	0.013	0.028	0.032